Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio, Asset Manager: Growth Portfolio, Government Money Market Portfolio, Investment Grade Bond Portfolio and Strategic Income Portfolio Initial Class, Service Class and Service Class 2
April 28, 2020
STATEMENT OF  ADDITIONAL INFORMATION

Rick Patel has replaced Rosie McMellin as the co-manager of VIP Strategic Income Portfolio.

Nader Nazmi has replaced Jonathan Kelly as the co-manager of VIP Strategic Income Portfolio.

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “INVESTMENT POLICIES AND LIMITATIONS” section.

Disruption to Financial Markets and Related Government Intervention. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

The following information replaces similar information for VIP Strategic Income Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Patel as of April 30, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	29	19
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$16,371	$4,729
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Strategic Income Portfolio managed by Mr. Patel ($146 (in millions) assets managed).

As of April 30, 2020, the dollar range of shares of VIP Strategic Income Portfolio beneficially owned by Mr. Patel was none.

The following table provides information relating to other accounts managed by Mr. Nazmi as of September 30, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	3	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$27,538	$870	$631
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Strategic Income Portfolio managed by Mr. Nazmi ($231 (in millions) assets managed).

As of September 30, 2020, the dollar range of shares of VIP Strategic Income Portfolio beneficially owned by Mr. Nazmi was none.

VINSCSC2B-20-031.869876.134	December 30, 2020

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio, Asset Manager: Growth Portfolio, Government Money Market Portfolio, Investment Grade Bond Portfolio and Strategic Income Portfolio Investor Class
April 28, 2020
STATEMENT OF  ADDITIONAL INFORMATION

Rick Patel has replaced Rosie McMellin as the co-manager of VIP Strategic Income Portfolio.

Nader Nazmi has replaced Jonathan Kelly as the co-manager of VIP Strategic Income Portfolio.

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “INVESTMENT POLICIES AND LIMITATIONS” section.

Disruption to Financial Markets and Related Government Intervention. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

The following information replaces similar information for VIP Strategic Income Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Patel as of April 30, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	29	19
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	$16,371	$4,729
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Strategic Income Portfolio managed by Mr. Patel ($146 (in millions) assets managed).

As of April 30, 2020, the dollar range of shares of VIP Strategic Income Portfolio beneficially owned by Mr. Patel was none.

The following table provides information relating to other accounts managed by Mr. Nazmi as of September 30, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	11	3	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$27,538	$870	$631
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of VIP Strategic Income Portfolio managed by Mr. Nazmi ($231 (in millions) assets managed).

As of September 30, 2020, the dollar range of shares of VIP Strategic Income Portfolio beneficially owned by Mr. Nazmi was none.

VINVB-20-031.869875.135	December 30, 2020